Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2018
Dividends to shareholders
Summary of dividends to shareholders

	2018	2017	2016	2018	2017	2016
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2018)	$ 1.90	$ 1.90	$ 1.90	2,402	2,404	2,402
Interim (September 2018)	$ 0.90	$ 0.90	$ 0.90	1,139	1,139	1,138
Total	$ 2.80	$ 2.80	$ 2.80	3,541	3,543	3,540

Reconciliation of dividends paid

	2018	2017	2016
	$m	$m	$m
Dividends charged to equity	3,541	3,543	3,540
Exchange losses/(gains) on payment of dividend	10	(4)	3
Hedge contracts relating to payment of dividends (cash flow statement)	(67)	(20)	18
Dividends paid (cash flow statement)	3,484	3,519	3,561